ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

US$ MILLIONS	Note	2019	2018
Current:
Accounts payable		$854	$463
Accrued & other liabilities		838	585
Deferred revenue	(i)	307	154
Provisions(1)		214	106
Lease liabilities(2)		197	—
Total current		$2,410	$1,308

Non-current:
Lease liabilities(2)		$1,606	$—
Provisions(1)		327	148
Deferred revenue	(i)	246	323
Pension liabilities(3)		148	81
Other liabilities		243	225
Total non-current		$2,570	$777

(1)	Provisions primarily relate to decommissioning liabilities at our Western Canadian natural gas gathering and processing operation.

(2)	The impact of the adoption of IFRS 16 requires the recognition of lease liabilities, including short-term and low-value leases. See Note 3 Significant Accounting Policies for further details.

(3)	See Note 32 Retirement Benefit Plans for further details.